Fees and Expenses - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Hamilton Shares
Management Fees (as a percentage of Assets)	0.10%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.00%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.15%
[1]	Amount represents less than .01%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Hamilton Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 193

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Institutional Shares
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.10%
[1]	Amount represents less than .01%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Institutional Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	57
Expense Example, with Redemption, 10 Years	$ 129